Accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and IFRS as adopted by the European Union (“EU”). IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the Group’s consolidated financial statements for the periods presented.

The consolidated financial statements have been prepared on a going concern basis under the historical cost convention except as described in the accounting policy below on financial instruments.

With effect from 1 January 2019, the Group has applied IFRS 16 Leases to contractual arrangements which are, or contain, leases of assets, and consequently recognises right-of-use assets and lease liabilities at the commencement of the leasing arrangement, with the assets included as part of property, plant and equipment in note 9 and the liabilities included as part of borrowings in note 19.  In adopting IFRS 16, the Group has applied the modified retrospective approach with no restatement of prior periods, as permitted by the Standard. The impact on the Group is shown in note 30. Total assets and total equity and liabilities on 1 January 2019 have both increased by £607 million.

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities at the date of the financial statements. The key estimates and assumptions are set out in the accounting policies below, together with the related notes to the accounts.

The critical accounting judgements include:

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the identification and quantification of adjusting items, which are separately disclosed as memorandum information, is explained below and the impact of these on the calculation of adjusted earnings per share is described in note 7;

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the determination that an error, identified following a review by the Financial Reporting Council (‘FRC’) and discussed in note 18(e), was immaterial for restatement of the prior periods as, whilst the effect was to overstate liabilities and reduce equity by £1.0 billion in 2017 and £1.1 billion in 2018, it did not affect the primary users of the financial statements as there was no impact to the amount or timing of the dividends received;

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the determination as to whether to recognise provisions and the exposures to contingent liabilities related to pending litigation or other outstanding claims, as well as other contingent liabilities. The accounting policy on contingent liabilities, which are not provided for, is set out below and the contingent liabilities of the Group are explained in note 27. Judgement is necessary to assess the likelihood that a pending claim is probable (more likely than not to succeed), possible or remote;

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the determination as to whether control (subsidiaries), joint control (joint arrangements), or significant influence (associates) exists in relation to the investments held by the Group. This is assessed after taking into account the Group’s ability to appoint Directors to the entity’s Board, its relative shareholding compared with other shareholders, any significant contracts or arrangements with the entity or its other shareholders and other relevant facts and circumstances. The application of these policies to Group subsidiaries in territories including Canada and Malaysia is explained in note 28; and

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the review of applicable exchange rates for transactions with and translation of entities in territories where there are restrictions on the free access to foreign currency, or multiple exchange rates.

The critical accounting estimates include:

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the review of asset values, especially indefinite life assets such as goodwill and certain trademarks and similar intangibles. The key assumptions used in respect of the impairment testing are the determination of cash-generating units, the budgeted and forecast cash flows of these units, the long-term growth rate for cash flow projections and the rate used to discount the cash flow projections. These are described in note 8;

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the estimation of and accounting for retirement benefit costs. The determination of the carrying value of assets and liabilities, as well as the charge for the year, and amounts recognised in other comprehensive income, involves judgements made in conjunction with independent actuaries. These involve estimates about uncertain future events based on the environment in different countries, including life expectancy of scheme members, salary and pension increases, inflation, as well as discount rates and asset values at the year-end. The assumptions used by the Group and sensitivity analysis are described in note 11; and

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the estimation of amounts to be recognised in respect of taxation and legal matters, and the estimation of other provisions for liabilities and charges are subject to uncertain future events, may extend over several years and so the amount and/or timing may differ from current assumptions. The accounting policy for taxation is explained below. The recognised deferred tax assets and liabilities, together with a note of unrecognised amounts, are shown in note 12, and a contingent tax asset is explained in note 6(b). Other provisions for liabilities and charges are as set out in note 20. Litigation related deposits are shown in note 13. The application of these accounting policies to the payments made and credits recognised under the Master Settlement Agreement by Reynolds American Inc. (“Reynolds” or “RAI”) is described in note 3(d).

Such estimates and assumptions are based on historical experience and various other factors that are believed to be reasonable in the circumstances and constitute management’s best judgement at the date of the financial statements. In the future, actual experience may deviate from these estimates and assumptions, which could affect the financial statements as the original estimates and assumptions are modified, as appropriate, in the year in which the circumstances change.

These consolidated financial statements were authorised for issue by the Board of Directors on 17 March 2020.

Basis of consolidation

Basis of consolidation

The consolidated financial information includes the financial statements of British American Tobacco p.l.c. and its subsidiary undertakings, collectively “the Group”, together with the Group’s share of the results of its associates and joint arrangements.

A subsidiary is an entity controlled by the Group. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Associates comprise investments in undertakings, which are not subsidiary undertakings or joint arrangements, where the Group’s interest in the equity capital is long term and over whose operating and financial policies the Group exercises a significant influence. They are accounted for using the equity method.

Joint arrangements comprise contractual arrangements where two or more parties have joint control and where decisions regarding the relevant activities of the entity require unanimous consent. Joint operations are jointly-controlled arrangements where the parties to the arrangement have rights to the underlying assets and obligations for the underlying liabilities relating to the arrangement. The Group accounts for its share of the assets, liabilities, income and expenses of any such arrangement. Joint ventures comprise arrangements where the parties to the arrangement have rights to the net assets of the arrangement. They are accounted for using the equity method.

Foreign currencies

Foreign currencies and hyperinflationary territories

The functional currency of the Parent Company is sterling and this is also the presentation currency of the Group. The income and cash flow statements of Group undertakings expressed in currencies other than sterling are translated to sterling using exchange rates applicable to the dates of the underlying transactions. Average rates of exchange in each year are used where the average rate approximates the relevant exchange rate at the date of the underlying transactions. Assets and liabilities of Group undertakings are translated at the applicable rates of exchange at the end of each year. In territories where there are restrictions on the free access to foreign currency or multiple exchange rates, the applicable rates of exchange are regularly reviewed.

The differences between retained profits translated at average and closing rates of exchange are taken to reserves, as are differences arising on the retranslation to sterling (using closing rates of exchange) of overseas net assets at the beginning of the year, and are presented as a separate component of equity. They are recognised in the income statement when the gain or loss on disposal of a Group undertaking is recognised.

Foreign currency transactions are initially recognised in the functional currency of each entity in the Group using the exchange rate ruling at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of foreign currency assets and liabilities at year-end rates of exchange are recognised in the income statement, except when deferred in equity as qualifying cash flow hedges, on intercompany net investment loans and qualifying net investment hedges. Foreign exchange gains or losses recognised in the income statement are included in profit from operations or net finance costs depending on the underlying transactions that gave rise to these exchange differences.

In addition, for hyperinflationary countries where the effect on the Group results would be significant, the financial statements in local currency are adjusted to reflect the impact of local inflation prior to translation into sterling, in accordance with IAS 29 Financial Reporting in Hyperinflationary Economies. Where applicable, IAS 29 requires all transactions to be indexed by an inflationary factor to the balance sheet date, potentially leading to a monetary gain or loss on indexation. In addition, the Group assesses the carrying value of fixed assets after indexation and applies IAS 36 Impairment of Assets, where appropriate, to ensure that the carrying value correctly reflects the economic value of such assets.

The results and balance sheets of operations in hyperinflationary territories are translated at the period end rate. In the case of Venezuela, the Group uses an estimated exchange rate calculated by reflecting the development of the general price index since the Group last achieved meaningful repatriation of dividends.

Revenue

Revenue

Revenue principally comprises sales of cigarettes, other tobacco products, and nicotine products, to external customers. Revenue excludes duty, excise and other taxes related to sales in the period and is stated after deducting rebates, returns and other similar discounts and payments to direct and indirect customers. Revenue is recognised when control of the goods is transferred to a customer; this is usually evidenced by a transfer of the significant risks and rewards of ownership upon delivery to the customer, which in terms of timing is not materially different to the date of shipping.

Retirement benefit costs

Retirement benefit costs

The Group operates both defined benefit and defined contribution schemes including post-retirement healthcare schemes.

For defined benefit schemes, the actuarial cost charged to profit from operations consists of current service cost, net interest on the net defined benefit liability or asset, past service cost and the impact of any settlements. The net deficit or surplus for each defined benefit pension scheme is calculated in accordance with IAS 19 Employee Benefits based on the present value of the defined benefit obligation at the balance sheet date less the fair value of the scheme assets adjusted, where appropriate, for any surplus restrictions or the effect of minimum funding requirements.

Some benefits are provided through defined contribution schemes and payments to these are charged as an expense as they fall due.

Share-based payments

Share-based payments

The Group has equity-settled and cash-settled share-based compensation plans.

Equity-settled share-based payments are measured at fair value at the date of grant. The fair value determined at the grant date of the equity-settled share-based payments is expensed over the vesting period, based on the Group’s estimate of awards that will eventually vest. For plans where vesting conditions are based on total shareholder returns, the fair value at date of grant reflects these conditions, whereas earnings per share vesting conditions are reflected in the calculation of awards that will eventually vest over the vesting period. For cash-settled share-based payments, a liability equal to the portion of the services received is recognised at its current fair value determined at each balance sheet date. Fair value is measured by the use of the Black-Scholes option pricing model, except where vesting is dependent on market conditions when the Monte-Carlo option pricing model is used. The expected life used in the models has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioural considerations.

Research and development

Research and development

Research expenditure is charged to income in the year in which it is incurred. Development expenditure is charged to income in the year it is incurred, unless it meets the recognition criteria of IAS 38 Intangible Assets to be capitalised as an intangible asset.

Taxation

Taxation

Taxation is chargeable on the profits for the period, together with deferred taxation. The current income tax charge is calculated on the basis of tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group’s subsidiaries, associates and joint arrangements operate and generate taxable income.

Deferred taxation

Deferred taxation is provided in full using the liability method for temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amount used for taxation purposes. A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised.

Deferred tax is determined using the tax rates that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realised or deferred tax liability is settled.

Tax is recognised in the income statement except to the extent that it relates to items recognised in other comprehensive income or directly in equity, in which case it is recognised in the statement of other comprehensive income or the statement of changes in equity.

The Group has exposures in respect of the payment or recovery of a number of taxes. With effect from 1 January 2019, the Group has adopted the requirements of IFRIC 23 Uncertainty over Income Tax Treatments which clarifies how to apply the recognition and measurement requirements in IAS 12 Income Taxes. The interpretation requires that, where there is uncertainty as to whether a particular tax treatment will be accepted by the relevant taxation authority, the financial statements reflect the probable outcome. Where it is not considered probable that a particular tax treatment will be accepted by the relevant taxation authority, estimated amounts are determined based on the most likely amount or expected value, depending on which method is expected to better predict the resolution of the uncertainty. The impact on the Group’s profit and equity from the adoption of IFRIC 23 was not material. Prior to 1 January 2019, liabilities or assets for these payments or recoveries were recognised at such time as an outcome became probable and when the amount could reasonably be estimated.

Goodwill

Goodwill

Goodwill arising on acquisitions is capitalised and any impairment of goodwill is recognised immediately in the income statement and is not subsequently reversed.

Goodwill in respect of subsidiaries is included in intangible assets. In respect of associates and joint ventures, goodwill is included in the carrying value of the investment in the associated company or joint venture. On disposal of a subsidiary, associate or joint venture, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Intangible assets other than goodwill

Intangible assets other than goodwill

The intangible assets shown on the Group balance sheet consist mainly of trademarks and similar intangibles, including certain intellectual property, acquired by the Group’s subsidiary undertakings and computer software.

Acquired trademarks and similar assets are carried at cost less accumulated amortisation and impairment. Trademarks with indefinite lives are not amortised but are reviewed annually for impairment. Other trademarks and similar assets are amortised on a straight-line basis over their remaining useful lives, consistent with the pattern of economic benefits expected to be received, which do not exceed 20 years. Any impairments of trademarks are recognised in the income statement but increases in trademark values are not recognised.

Computer software is carried at cost less accumulated amortisation and impairment, and, with the exception of global software solutions, is amortised on a straight-line basis over periods ranging from three years to five years. Global software solutions are software assets designed to be implemented on a global basis and used as a standard solution by all of the operating companies in the Group. These assets are amortised on a straight-line basis over periods not exceeding 10 years.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis to write off the assets over their useful economic life. No depreciation is provided on freehold land or assets classified as held-for-sale. Freehold and leasehold property are depreciated at rates between 2.5% and 4% per annum, and plant and equipment at rates between 3% and 25% per annum.

With effect from 1 January 2018, the Group has changed certain estimates of useful economic lives for cigarette-making machinery across the Group, harmonising depreciation rates used by the historical BAT Group and by Reynolds American Inc. from 14 years and 30 years, respectively, to a standard 20-year life (5% per annum).

Capitalised interest

Capitalised interest

Borrowing costs which are directly attributable to the acquisition, construction or production of intangible assets or property, plant and equipment that takes a substantial period of time to get ready for its intended use or sale, are capitalised as part of the cost of the asset.

Leased assets

Leased assets

With effect from 1 January 2019, the Group has applied IFRS 16 Leases to contractual arrangements which are, or contain, leases of assets, and consequently recognises right-of-use assets and lease liabilities at the commencement of the leasing arrangement, with the assets included as part of property, plant and equipment in note 9 and the liabilities included as part of borrowings in note 19.

In adopting IFRS 16, the Group has applied the modified retrospective approach with no restatement of prior periods, as permitted by the Standard. The impact on the Group of implementing the new Standard is shown in note 30.

The Group has taken advantage of certain practical expedients available under the Standard, including “grandfathering” previously recognised lease arrangements such that contracts were not reassessed at the implementation date as to whether they were, or contained, a lease, and leases previously classified as finance leases under IAS 17 Leases remained capitalised on the adoption of IFRS 16. In addition, as part of the implementation, the Group has applied a single discount rate to portfolios of leases with reasonably similar characteristics, has assessed whether individual leases are onerous prior to applying the Standard, has applied hindsight in determining the lease term if the contract contains options to extend or terminate the lease, and has not applied the capitalisation requirements of the Standard to leases for which the lease term ends within 12 months of the date of initial application.

For leasing arrangements entered into after 1 January 2019, the Group has also adopted several practical expedients available under the Standard including not applying the requirements of IFRS 16 to leases of intangible assets, applying the portfolio approach where appropriate to do so, not applying the recognition and measurement requirements of IFRS 16 to short-term leases (leases of less than 12 months maximum duration) and to leases of low-value assets. Except for property-related leases, non-lease components have not been separated from lease components.

The Group will continue to report recognised assets and liabilities under leases within property, plant and equipment and borrowings respectively rather than show these as separate line items on the face of the balance sheet.

Lease liabilities are initially recognised at an amount equal to the present value of estimated contractual lease payments at the inception of the lease, after taking into account any options to extend the term of the lease. Lease commitments are discounted to present value using the interest rate implicit in the lease if this can be readily determined, or the applicable incremental rate of borrowing, as appropriate. Right-of-use lease assets are initially recognised at an amount equal to the lease liability, adjusted for initial direct costs in relation to the assets, then depreciated over the shorter of the lease term and their estimated useful lives.

Prior to 1 January 2019, the Group applied IAS 17 Leases. Arrangements where the Group had substantially all the risks and rewards of ownership of the leased asset were classified as finance leases and were included as part of property, plant and equipment. Finance lease assets were initially recognised at an amount equal to the lower of their fair value and the present value of the minimum lease payments at the inception of the lease, then depreciated over the shorter of the lease term and their estimated useful lives. Lease payments due were shown as a liability within borrowings. Lease payments were shown within financing activities in the cash flow statement and consisted of capital and finance charge elements, with the finance element charged to the income statement. Under IAS 17, leases which were not classified as finance leases were classified as operating leases and such arrangements were not capitalised. Rental payments under operating leases were charged to operating profit on a straight-line basis over the lease term.

Impairment of non-financial assets

Impairment of non-financial assets

Assets are reviewed for impairment whenever events indicate that the carrying amount of a cash-generating unit may not be recoverable. In addition, assets that have indefinite useful lives are tested annually for impairment. An impairment loss is recognised to the extent that the carrying value exceeds the higher of the asset’s fair value less costs to sell and its value-in-use.

A cash-generating unit is the smallest identifiable group of assets that generates cash flows which are largely independent of the cash flows from other assets or groups of assets. At the acquisition date, any goodwill acquired is allocated to the relevant cash-generating unit or group of cash-generating units expected to benefit from the acquisition for the purpose of impairment testing of goodwill.

Impairment of financial assets held at amortised cost

Impairment of financial assets held at amortised cost

With effect from 1 January 2018, loss allowances for expected credit losses on financial assets which are held at amortised cost are recognised on initial recognition of the underlying asset. As permitted by IFRS 9 Financial Instruments, loss allowances on trade receivables arising from the recognition of revenue under IFRS 15 Revenue from Contracts with Customers are initially measured at an amount equal to lifetime expected losses. Allowances in respect of loans and other receivables are initially recognised at an amount equal to 12-month expected credit losses. Allowances are measured at an amount equal to the lifetime expected credit losses where the credit risk on the receivables increases significantly after initial recognition.

Prior to 1 January 2018, financial assets were reviewed for impairment at each balance sheet date, or whenever events indicated that the carrying amount might not be recoverable.

Inventories

Inventories

Inventories are stated at the lower of cost and net realisable value. Cost is based on the weighted average cost incurred in acquiring inventories and bringing them to their existing location and condition, which will include raw materials, direct labour and overheads, where appropriate. Net realisable value is the estimated selling price less costs to completion and sale. Tobacco inventories which have an operating cycle that exceeds 12 months are classified as current assets, consistent with recognised industry practice.

Financial instruments

Financial instruments

The Group’s business model for managing financial assets is set out in the Group Treasury Manual which notes that the primary objective with regard to the management of cash and investments is to protect against the loss of principal. Additionally, the Group aims; to maximise Group liquidity by concentrating cash at the Centre, to align the maturity profile of external investments with that of the forecast liquidity profile, to wherever practicable, match the interest rate profile of external investments to that of debt maturities or fixings, and to optimise the investment yield within the Group’s investment parameters. The majority of financial assets are held in order to collect contractual cash flows (typically cash and cash equivalents and loans and other receivables) but some assets (typically investments) are held for investment potential.

Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the relevant instrument and derecognised when it ceases to be a party to such provisions. Such assets and liabilities are classified as current if they are expected to be realised or settled within 12 months after the balance sheet date. If not, they are classified as non-current. In addition, current liabilities include amounts where the entity does not have an unconditional right to defer settlement of the liability for at least twelve months after the balance sheet date.

With effect from 1 January 2018, the Group adopted IFRS 9 Financial Instruments with no revision of prior periods, as permitted by the Standard. The cumulative impact of adopting the Standard, including the effect of tax entries, was recognised as a restatement of opening reserves in 2018. IFRS 9 changed the classification and measurement of financial assets. The category of ‘available-for-sale investments’ was replaced with ‘financial assets at Fair Value through Profit and Loss’ (for most investments) and ‘financial assets at Fair Value through Other Comprehensive Income’ (for qualifying equity investments). Certain loans and receivables which did not meet the tests for amortised cost classification under IFRS 9 were reclassified as financial assets at Fair Value through Profit and Loss at the same date. The Group uses the term ‘investments held at fair value’ to refer to all of these financial assets both pre- and post- the adoption of IFRS 9.

In addition, with effect from 1 January 2019, the Group has early adopted the Amendments to IFRS 9 and IFRS 7 Financial Instruments: Disclosures with regard to Interest Rate Benchmark Reform. The Amendment provides an exemption for certain hedging relationships directly affected by changes in interest rate benchmarks where the reform gives rise to uncertainties regarding the interest rate designated as a hedged risk, or the timing or amount of interest rate cashflows of either the hedged item or of the hedging instrument, such that without the exemption the relationship might not qualify for hedge accounting. The impact on the Group’s profit was not material.

Non-derivative financial assets are classified on initial recognition in accordance with the Group’s business model as investments, loans and receivables, or cash and cash equivalents and accounted for as follows:

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Investments: These are non-derivative financial assets that cannot be classified as loans and other receivables or cash and cash equivalents. Dividend and interest income on these investments are included within finance income when the Group’s right to receive payments is established. This category includes financial assets at fair value through profit and loss, financial assets at fair value through other comprehensive income and, prior to 1 January 2018, available-for-sale investments as previously defined by IAS 39.

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Loans and other receivables: These are non-derivative financial assets with fixed or determinable payments that are solely payments of principal and interest on the principal amount outstanding, that are primarily held in order to collect contractual cash flows. These balances include trade and other receivables and are measured at amortised cost, using the effective interest rate method, and stated net of allowances for credit losses. In addition, as explained in note 13, certain litigation related deposits are recognised as assets within loans and other receivables where management has determined that these payments represent a resource controlled by the entity as a result of past events. These deposits are held at the fair value of consideration transferred less impairment, if applicable, and have not been discounted.

Fair values for quoted investments are based on observable market prices. If there is no active market for a financial asset, the fair value is established by using valuation techniques principally involving discounted cash flow analysis.

Non-derivative financial liabilities, including borrowings and trade payables, are stated at amortised cost using the effective interest method. For borrowings, their carrying value includes accrued interest payable, as well as unamortised issue costs. As shown in note 19, certain borrowings are subject to fair value hedges, as defined below.

Derivative financial assets and liabilities are initially recognised, and subsequently measured, at fair value, which includes accrued interest receivable and payable where relevant. Changes in their fair values are recognised as follows:

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for derivatives that are designated as cash flow hedges, the changes in their fair values are recognised directly in other comprehensive income, to the extent that they are effective, with the ineffective portion being recognised in the income statement. Where the hedged item results in a non-financial asset, the accumulated gains and losses, previously recognised in other comprehensive income, are included in the initial carrying value of the asset (basis adjustment) and recognised in the income statement in the same periods as the hedged item. Where the underlying transaction does not result in such an asset, the accumulated gains and losses are reclassified to the income statement in the same periods as the hedged item;

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for derivatives that are designated as fair value hedges, the carrying value of the hedged item is adjusted for the fair value changes attributable to the risk being hedged, with the corresponding entry being made in the income statement. The changes in fair value of these derivatives are also recognised in the income statement;

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for derivatives that are designated as hedges of net investments in foreign operations, the changes in their fair values are recognised directly in other comprehensive income, to the extent that they are effective, with the ineffective portion being recognised in the income statement. Where non-derivatives such as foreign currency borrowings are designated as net investment hedges, the relevant exchange differences are similarly recognised. The accumulated gains and losses are reclassified to the income statement when the foreign operation is disposed of; and

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for derivatives that do not qualify for hedge accounting or are not designated as hedges, the changes in their fair values are recognised in the income statement in the period in which they arise. These are referred to as ‘held-for-trading’.

In order to qualify for hedge accounting, the Group is required to document prospectively the economic relationship between the item being hedged and the hedging instrument. The Group is also required to demonstrate an assessment of the economic relationship between the hedged item and the hedging instrument, which shows that the hedge will be highly effective on an ongoing basis. This effectiveness testing is re-performed periodically to ensure that the hedge has remained, and is expected to remain, highly effective.

Hedge accounting is discontinued when a hedging instrument is derecognised (e.g. through expiry or disposal), or no longer qualifies for hedge accounting. Where the hedged item is a highly probable forecast transaction, the related gains and losses remain in equity until the transaction takes place, when they are reclassified to the income statement in the same manner as for cash flow hedges as described above. When a hedged future transaction is no longer expected to occur, any related gains and losses, previously recognised in other comprehensive income, are immediately reclassified to the income statement.

Derivative fair value changes recognised in the income statement are either reflected in arriving at profit from operations (if the hedged item is similarly reflected) or in finance costs.

The Group’s accounting policies for financial instruments prior to the adoption of IFRS 9 on 1 January 2018, were as set out above, except for the following: non-derivative financial assets were classified on initial recognition as available-for-sale investments, loans and receivables or cash and cash equivalents. Available-for-sale investments were non-derivative financial assets that could not be classified as loans and receivables or cash and cash equivalents. Apart from available-for-sale investments, non-derivative financial assets were stated at amortised cost using the effective interest method, subject to reduction for allowances for estimated irrecoverable amounts. These estimates for irrecoverable amounts were recognised when there was objective evidence that the full amount receivable would not be collected according to the original terms of the asset. Available-for-sale investments were stated at fair value, with changes in fair value being recognised directly in other comprehensive income. When such investments were derecognised (e.g. through disposal) or became impaired, the accumulated gains and losses, previously recognised in other comprehensive income, were reclassified to the income statement within ‘finance income’. Dividend and interest income on available-for-sale investments were included within ‘finance income’ when the Group’s right to receive payments was established.

Dividends

Dividends

In 2017 and 2018, dividend distributions to the Company’s shareholders were recognised as a liability on the Group’s financial statements in the period in which they were approved by shareholders (final dividends) or confirmed by the Directors (interim dividends). With effect from 1 January 2018, the Company has moved to four interim quarterly dividend payments. As referred to in note 18(e), from 2019 the Company recognises the interim dividend in the period in which it is paid. This change has no impact to the timing of when shareholders will receive the dividend.

Segmental analysis

Segmental analysis

The Group is organised and managed on the basis of its geographic regions. These are the reportable segments for the Group as they form the focus of the Group’s internal reporting systems and are the basis used by the chief operating decision maker, identified as the Management Board, for assessing performance and allocating resources.

The Group is primarily a single product business providing cigarettes and other tobacco products. While the Group has clearly differentiated brands, global segmentation between a wide portfolio of brands is not part of the regular internally reported financial information. The results of New Category products are reported as part of the results of each geographic region, and are not currently material to the Group.

The prices agreed between Group companies for intra-group sales of materials, manufactured goods, charges for royalties, commissions, services and fees, are based on normal commercial practices which would apply between independent businesses. Royalty income, less related expenditure, is included in the region in which the licensor is based.

Adjusting items

Adjusting items

Adjusting items are significant items of income or expense in revenue,  profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance because of their size, nature or incidence. In identifying and quantifying adjusting items, the Group consistently applies a policy that defines criteria that are required to be met for an item to be classified as adjusting. These items are separately disclosed in the segmental analyses or in the notes to the accounts as appropriate.

The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance and are used to derive the Group’s principal non-GAAP measures of adjusted revenue, adjusted profit from operations and adjusted diluted earnings per share, all of which are before the impact of adjusting items and which are reconciled from revenue, profit from operations and diluted earnings per share.

Provisions

Provisions

Provisions are recognised when either a legal or constructive obligation as a result of a past event exists at the balance sheet date, it is probable that an outflow of economic resources will be required to settle the obligation and a reasonable estimate can be made of the amount of the obligation.

Contingent liabilities and contingent assets

Contingent liabilities and contingent assets

Subsidiaries and associate companies are defendants in tobacco-related and other litigation. Provision for this litigation (including legal costs) is made at such time as an unfavourable outcome becomes probable and the amount can be reasonably estimated.

Contingent assets are possible assets whose existence will only be confirmed by future events not wholly within the control of the entity and are not recognised as assets until the realisation of income is virtually certain.

Where a provision has not been recognised, the Group records its external legal fees and other external defence costs for tobacco-related and other litigation as these costs are incurred.

As explained in note 13, certain litigation-related deposits are recognised as assets within loans and other receivables where management has determined that these payments represent a resource controlled by the entity. These deposits are held at the fair value of consideration transferred less impairment, if applicable, and have not been discounted.

Repurchase of share capital

Repurchase of share capital

When share capital is repurchased the amount of consideration paid, including directly attributable costs, is recognised as a deduction from equity. Repurchased shares which are not cancelled, or shares purchased for the employee share ownership trusts, are classified as treasury shares and presented as a deduction from total equity.

Future changes to accounting policies

Future changes to accounting policies

Certain changes to IFRS will be applicable to the Group financial statements in future years, but will not have a material effect on reported profit or equity or on the disclosures in the financial statements.